Document and Entity Information	0 Months Ended
Aug. 29, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 29, 2014
Entity Registrant Name	HARTFORD MUTUAL FUNDS INC/CT
Entity Central Index Key	0001006415
Amendment Flag	false
Document Creation Date	Aug. 29, 2014
Document Effective Date	Aug. 29, 2014
Prospectus Date	Sep. 01, 2014
Hartford Long/Short Global Equity Fund (Prospectus Summary) | Hartford Long/Short Global Equity Fund | Class A
Risk/Return:
Trading Symbol	HLOAX
Hartford Long/Short Global Equity Fund (Prospectus Summary) | Hartford Long/Short Global Equity Fund | Class C
Risk/Return:
Trading Symbol	HLOCX
Hartford Long/Short Global Equity Fund (Prospectus Summary) | Hartford Long/Short Global Equity Fund | Class I
Risk/Return:
Trading Symbol	HLOIX
Hartford Long/Short Global Equity Fund (Prospectus Summary) | Hartford Long/Short Global Equity Fund | Class Y
Risk/Return:
Trading Symbol	HLOYX